Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM INC
Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011

TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
TIFF Multi-Asset Fund Summary
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

The fund’s performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the
Consumer Price Index, plus 5% per annum.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as
"exit fees" elsewhere in this prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF Multi-Asset Fund
Redemption Fees (as a percentage of amount redeemed)	0.50%
Entry Fees on Purchases (as a percentage of amount invested)	0.005

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		TIFF Multi-Asset Fund
Management Fees		0.64%
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.60%
Total Annual Fund Operating Expenses	[1]	1.41%
[1]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TIFF Multi-Asset Fund	244	549	877	1,803

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TIFF Multi-Asset Fund	193	494	817	1,732

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for members that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its objective through two principal means: (1)
diversification across multiple asset classes and (2) active security selection.
As a "multi-manager" fund, in addition to the fund's investment advisor, TIFF
Advisory Services, Inc. ("TAS"), the fund engages independent money managers to manage a portion of the fund's assets. The fund also invests a portion of its assets in other investment funds (referred to in this prospectus as "acquired funds"), such as exchange-traded funds, open-end mutual funds, and private investment funds, subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the fund's policy limiting investments in illiquid securities to no more than 15% of net assets. Asset class allocations and allocations to money managers and acquired funds may change from time to time.

The fund invests, either directly or indirectly through its investments in acquired funds, in common and preferred stocks, real estate investment trusts
("REITs"), high yield bonds, securities issued or guaranteed by the US government, corporate bonds, and short-term investments, such as high-quality, short-term money market instruments. In addition, the fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, and swaps, in order to gain or hedge exposure to the fund's performance benchmark or one or more segments of the benchmark, including currency exposures. Generally, these investments are designed to complement the fund's other holdings, thereby adjusting the fund's overall exposures toward the levels desired by TAS.

The fund invests broadly in issuers domiciled in the United States and foreign countries. The fund's foreign securities may be denominated in currencies other than the US dollar. Under normal circumstances, up to 50% of the fund's assets may be invested in foreign securities, including emerging markets securities.
The fund invests in companies of all sizes as measured by market capitalizations. A portion of the fund's assets may be invested in smaller companies. Up to 20% of the fund's assets may be invested in debt obligations rated below investment grade (known as high yield bonds or "junk bonds").

The Multi-Asset Fund Constructed Index is a blended index composed of asset segments, weighted according to policy norms, with each segment assigned a passive market index that TAS believes is an appropriate benchmark for such segment. The Constructed Index is intended to help TAS and the fund's members better assess the fund's positioning and performance by providing a comparison of the active strategies pursued by the fund versus the returns of passive indices. The Constructed Index may also help convey to the fund's members a sense of the general asset segment risks to which their capital might be subject.

The current Constructed Index, which took effect January 1, 2010, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment                         Weight                Benchmark

Total Return Assets                    57%
Global Stocks                          51%   Blended global stocks index comprising
                                             MSCI World Index (W) and MSCI Emerging
                                             Markets Index (EM), weighted as
                                             follows: EM weight is 1.5 times the
                                             percentage weight of emerging markets
                                             in the MSCI All Country World Index; W
                                             weight is 100% minus EM weight.
High Yield Bonds                        6%   Barclays Capital High Yield 2% Issuer
                                             Capped Bond Index

Inflation Hedges                       10%
Commodities                             5%   Dow Jones-UBS Commodity Index Total
                                             Return
REITs                                   5%   MSCI US REIT Index

All Purpose Hedges                     33%
Inflation-Linked Bonds                 20%   Barclays Capital US Government
                                             Inflation-Linked Bond Index
Cash Equivalents                       13%   BofA Merrill Lynch US 6-Month Treasury
                                             Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary. The blended global stocks index is calculated by TAS.

Principal Investment Risks
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Acquired Funds Risk. As an investor in an acquired fund, the fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, investors in such private funds, including the fund, may not benefit from the protections afforded by those laws. Investments by the fund in a private investment fund are not subject to the limitations imposed under the
Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds are generally illiquid and, if so, will be subject to the fund's 15% limitation on illiquid securities.

Credit Risk. An issuer or guarantor of a debt obligation or the counterparty to an over-the-counter derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is particularly significant for debt securities that are rated below investment grade ("junk bonds"), which are generally considered to be speculative and the prices of which tend to fluctuate more than higher quality securities.

Currency Risk. A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities denominated in that currency.

Derivatives Risk. Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The performance of derivative instruments depends largely on the performance of an underlying currency, security, index or commodity and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, and may involve a small initial investment relative to the risk assumed. When used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged.

Foreign and Emerging Markets Risk. Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. These risks are intensified in the case of investments in emerging market countries, whose political, legal, economic and social systems supporting their securities markets tend to be less developed and less stable than those of more developed nations.

Interest Rate Risk. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund's interest income to decline. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates.

Leveraging Risk. Certain transactions may give rise to a form of leverage and many of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments.

Liquidity Risk. Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. Interests in many of the acquired funds and certain other instruments in which the fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons.

Market Risk. The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the fund.

Multi-Manager Risk. Multi-manager risk is the risk that TAS may not be able to
(1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Real Estate Investment Trust (REIT) Risk. Investing in real estate investment trusts ("REITs") may subject the fund to risks associated with the ownership of real estate, such as decreases in real estate values, overbuilding, increases in operating costs and property taxes, changes in zoning laws, fluctuations in rental income, and changes in interest rates.

Smaller Company Risk. The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk).

Fund Performance
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. Calendar year total returns in the bar chart below include the entry and exit fees received by the fund; however, they do not reflect the deduction of such fees from a member's account. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Calendar Year Total Returns

Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest (2Q 2009)          17.28%
Lowest (4Q 2008)          -14.04%

The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with selected benchmarks. Past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Multi-Asset Fund	TIFF Multi-Asset Fund		12.06%	7.16%	7.57%	8.47%	Mar 31, 1995
TIFF Multi-Asset Fund Consumer Price Index	Consumer Price Index ("CPI") + 5% per annum (does not reflect fees, expenses or taxes)		6.56%	7.28%	7.44%	7.48%	Mar 31, 1995
TIFF Multi-Asset Fund Benchmark Returns MSCI All Country World Index	Benchmark Returns MSCI All Country World Index (does not reflect fees, expenses or taxes)		12.67%	3.44%	3.20%	6.61%	Mar 31, 1995
TIFF Multi-Asset Fund Multi-Asset Fund Constructed Index	Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]	11.37%	5.39%	6.03%	7.96%	Mar 31, 1995
[1]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index's segments. The performance of the Multi-Asset Fund Constructed Index would increase in the absence of a 0.20% reduction.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF Multi-Asset Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

The fund’s performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends and interest income) net of expenses that, over a majority of market cycles, exceeds inflation, as measured by the
Consumer Price Index, plus 5% per annum.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as
"exit fees" elsewhere in this prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for members that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its objective through two principal means: (1)
diversification across multiple asset classes and (2) active security selection.
As a "multi-manager" fund, in addition to the fund's investment advisor, TIFF
Advisory Services, Inc. ("TAS"), the fund engages independent money managers to manage a portion of the fund's assets. The fund also invests a portion of its assets in other investment funds (referred to in this prospectus as "acquired funds"), such as exchange-traded funds, open-end mutual funds, and private investment funds, subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the fund's policy limiting investments in illiquid securities to no more than 15% of net assets. Asset class allocations and allocations to money managers and acquired funds may change from time to time.

The fund invests, either directly or indirectly through its investments in acquired funds, in common and preferred stocks, real estate investment trusts
("REITs"), high yield bonds, securities issued or guaranteed by the US government, corporate bonds, and short-term investments, such as high-quality, short-term money market instruments. In addition, the fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, and swaps, in order to gain or hedge exposure to the fund's performance benchmark or one or more segments of the benchmark, including currency exposures. Generally, these investments are designed to complement the fund's other holdings, thereby adjusting the fund's overall exposures toward the levels desired by TAS.

The fund invests broadly in issuers domiciled in the United States and foreign countries. The fund's foreign securities may be denominated in currencies other than the US dollar. Under normal circumstances, up to 50% of the fund's assets may be invested in foreign securities, including emerging markets securities.
The fund invests in companies of all sizes as measured by market capitalizations. A portion of the fund's assets may be invested in smaller companies. Up to 20% of the fund's assets may be invested in debt obligations rated below investment grade (known as high yield bonds or "junk bonds").

The Multi-Asset Fund Constructed Index is a blended index composed of asset segments, weighted according to policy norms, with each segment assigned a passive market index that TAS believes is an appropriate benchmark for such segment. The Constructed Index is intended to help TAS and the fund's members better assess the fund's positioning and performance by providing a comparison of the active strategies pursued by the fund versus the returns of passive indices. The Constructed Index may also help convey to the fund's members a sense of the general asset segment risks to which their capital might be subject.

The current Constructed Index, which took effect January 1, 2010, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment                         Weight                Benchmark

Total Return Assets                    57%
Global Stocks                          51%   Blended global stocks index comprising
                                             MSCI World Index (W) and MSCI Emerging
                                             Markets Index (EM), weighted as
                                             follows: EM weight is 1.5 times the
                                             percentage weight of emerging markets
                                             in the MSCI All Country World Index; W
                                             weight is 100% minus EM weight.
High Yield Bonds                        6%   Barclays Capital High Yield 2% Issuer
                                             Capped Bond Index

Inflation Hedges                       10%
Commodities                             5%   Dow Jones-UBS Commodity Index Total
                                             Return
REITs                                   5%   MSCI US REIT Index

All Purpose Hedges                     33%
Inflation-Linked Bonds                 20%   Barclays Capital US Government
                                             Inflation-Linked Bond Index
Cash Equivalents                       13%   BofA Merrill Lynch US 6-Month Treasury
                                             Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary. The blended global stocks index is calculated by TAS.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Acquired Funds Risk. As an investor in an acquired fund, the fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, investors in such private funds, including the fund, may not benefit from the protections afforded by those laws. Investments by the fund in a private investment fund are not subject to the limitations imposed under the
Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds are generally illiquid and, if so, will be subject to the fund's 15% limitation on illiquid securities.

Credit Risk. An issuer or guarantor of a debt obligation or the counterparty to an over-the-counter derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk is particularly significant for debt securities that are rated below investment grade ("junk bonds"), which are generally considered to be speculative and the prices of which tend to fluctuate more than higher quality securities.

Currency Risk. A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities denominated in that currency.

Derivatives Risk. Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The performance of derivative instruments depends largely on the performance of an underlying currency, security, index or commodity and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, and may involve a small initial investment relative to the risk assumed. When used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged.

Foreign and Emerging Markets Risk. Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. These risks are intensified in the case of investments in emerging market countries, whose political, legal, economic and social systems supporting their securities markets tend to be less developed and less stable than those of more developed nations.

Interest Rate Risk. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund's interest income to decline. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates.

Leveraging Risk. Certain transactions may give rise to a form of leverage and many of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments.

Liquidity Risk. Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. Interests in many of the acquired funds and certain other instruments in which the fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons.

Market Risk. The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the fund.

Multi-Manager Risk. Multi-manager risk is the risk that TAS may not be able to
(1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Real Estate Investment Trust (REIT) Risk. Investing in real estate investment trusts ("REITs") may subject the fund to risks associated with the ownership of real estate, such as decreases in real estate values, overbuilding, increases in operating costs and property taxes, changes in zoning laws, fluctuations in rental income, and changes in interest rates.

Smaller Company Risk. The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk).

Risk, Lose Money	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. Calendar year total returns in the bar chart below include the entry and exit fees received by the fund; however, they do not reflect the deduction of such fees from a member's account. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tiff.org
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest (2Q 2009)          17.28%
Lowest (4Q 2008)          -14.04%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with selected benchmarks. Past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.04%)
TIFF Multi-Asset Fund | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Consumer Price Index ("CPI") + 5% per annum (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | Benchmark Returns MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Benchmark Returns MSCI All Country World Index (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | Multi-Asset Fund Constructed Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Multi-Asset Fund Constructed Index (does not reflect taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995
TIFF Multi-Asset Fund | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.50%)
Entry Fees on Purchases (as a percentage of amount invested)	ck0000916622_PurchaseFeeOverInvestment	0.005
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	244
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	549
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,803
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	494
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	817
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,732
Annual Return 2001	rr_AnnualReturn2001	(3.34%)
Annual Return 2002	rr_AnnualReturn2002	(6.33%)
Annual Return 2003	rr_AnnualReturn2003	26.65%
Annual Return 2004	rr_AnnualReturn2004	14.57%
Annual Return 2005	rr_AnnualReturn2005	11.73%
Annual Return 2006	rr_AnnualReturn2006	16.53%
Annual Return 2007	rr_AnnualReturn2007	13.53%
Annual Return 2008	rr_AnnualReturn2008	(25.98%)
Annual Return 2009	rr_AnnualReturn2009	28.75%
Annual Return 2010	rr_AnnualReturn2010	13.18%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TIFF Multi-Asset Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1995

[1]	Performance of the Multi-Asset Fund Constructed Index generated after June 30, 2009, is reduced by 0.20% per annum, prorated monthly, which reflects an estimate of the costs of investing in the Constructed Index's segments. The performance of the Multi-Asset Fund Constructed Index would increase in the absence of a 0.20% reduction.
[2]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

TIFF International Equity Fund (Prospectus Summary) | TIFF International Equity Fund
TIFF International Equity Fund Summary
The fund is closed to new members and to additional investments from current members (other than reinvestments of dividends and distributions).

Investment Objective
The fund's investment objective is to attain appreciation of principal that at least offsets inflation.

The fund's performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends) that, over a majority of market cycles, exceeds the total return (net of withholding taxes) of the Morgan
Stanley Capital International ("MSCI") All Country World Index ex US by 1%, net
of expenses, on an annualized basis.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as
"exit fees" elsewhere in this prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF International Equity Fund
Redemption Fees (as a percentage of amount redeemed)	0.75%
Entry Fees on Purchases (as a percentage of amount invested)	0.0075

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		TIFF International Equity Fund
Management Fees		0.63%
Other Expenses		0.25%
Acquired Fund Fees and Expenses		0.72%
Total Annual Fund Operating Expenses	[1]	1.60%
[1]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TIFF International Equity Fund	313	658	1,027	2,065

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TIFF International Equity Fund	236	576	939	1,961

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for members that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
As a "multi-manager" fund, in addition to the fund's investment advisor, TIFF
Advisory Services, Inc. ("TAS"), the fund engages independent money managers to manage a portion of the fund's assets. The fund also invests a portion of its assets in other investment funds (referred to in this prospectus as "acquired funds"), such as exchange-traded funds, open-end mutual funds, and private investment funds, subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the fund's policy limiting investments in illiquid securities to no more than 15% of net assets. Allocations to money managers and acquired funds may change from time to time.

The fund focuses on common stocks of non-US issuers. The fund generally invests in developed markets but may also invest in emerging markets. Exposure to emerging markets will normally be within a range equal to the percentage of emerging markets exposure represented in the fund's benchmark, MSCI All Country
World Index ex US, plus or minus 15%, subject to a minimum exposure to emerging markets of 0% of the fund's assets. The fund invests in companies of all sizes and may invest a significant portion of its assets in smaller companies. The fund does not concentrate in any one sector. The fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, and swaps, in order to gain or hedge exposure to the fund's performance benchmark or one or more segments of the benchmark, including currency exposures. Generally, these investments are designed to complement the fund's other holdings, thereby adjusting the fund's overall exposure toward the levels desired by TAS.

The fund will generally invest in common stocks (including ADRs, GDRs, and other depositary receipts), securities of acquired funds, securities of US companies that derive more than 50% of revenues from foreign operations, futures contracts, total-return swap contracts, repurchase agreements, and forward foreign currency exchange contracts. Ordinarily, at least 80% of the fund's net assets will be invested in equity securities and at least 65% of the fund's assets will be invested in foreign equities, most of which are not denominated in US dollars.

Principal Investment Risks
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Acquired Funds Risk. As an investor in an acquired fund, the fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, investors in such private funds, including the fund, may not benefit from the protections afforded by those laws. Investments by the fund in a private investment fund are not subject to the limitations imposed under the
Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds are generally illiquid and, if so, will be subject to the fund's 15% limitation on illiquid securities.

Credit Risk. The counterparty to an over-the-counter derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Currency Risk. A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities denominated in that currency.

Derivatives Risk. Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The performance of derivative instruments depends largely on the performance of an underlying currency, security, index or commodity and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, and may involve a small initial investment relative to the risk assumed. When used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged.

Foreign and Emerging Markets Risk. Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer, and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. These risks are intensified in the case of investments in emerging market countries, whose political, legal, economic, and social systems supporting their securities markets tend to be less developed and less stable than those of more developed nations.

Leveraging Risk. Certain transactions may give rise to a form of leverage and certain of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments.

Liquidity Risk. Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. The acquired funds and certain other instruments in which the fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons.

Market Risk. The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the fund.

Multi-Manager Risk. Multi-manager risk is the risk that TAS may not be able to
(1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Smaller Company Risk. The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk).

Fund Performance
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. Calendar year total returns in the bar chart below include the entry and exit fees received by the fund; however, they do not reflect the deduction of such fees from a member's account. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Calendar Year Total Returns

Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest (2Q 2009)          26.48%
Lowest (4Q 2008)          -21.36%

The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with a selected benchmark. Past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF International Equity Fund	TIFF International Equity Fund	11.23%	5.65%	6.73%	7.09%	May 31, 1994
TIFF International Equity Fund Benchmark Returns MSCI All country World Index ex US	Benchmark Returns MSCI All Country World Index ex US (does not reflect fees, expenses or taxes)	11.15%	4.82%	5.54%	6.00%	May 31, 1994

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
TIFF International Equity Fund (Prospectus Summary) | TIFF International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF International Equity Fund Summary
Risk/Return, Supplement Text Block	ck0000916622_SupplementTextBlock
The fund is closed to new members and to additional investments from current members (other than reinvestments of dividends and distributions).

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to attain appreciation of principal that at least offsets inflation.

The fund's performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends) that, over a majority of market cycles, exceeds the total return (net of withholding taxes) of the Morgan
Stanley Capital International ("MSCI") All Country World Index ex US by 1%, net
of expenses, on an annualized basis.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as
"exit fees" elsewhere in this prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for members that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a "multi-manager" fund, in addition to the fund's investment advisor, TIFF
Advisory Services, Inc. ("TAS"), the fund engages independent money managers to manage a portion of the fund's assets. The fund also invests a portion of its assets in other investment funds (referred to in this prospectus as "acquired funds"), such as exchange-traded funds, open-end mutual funds, and private investment funds, subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the fund's policy limiting investments in illiquid securities to no more than 15% of net assets. Allocations to money managers and acquired funds may change from time to time.

The fund focuses on common stocks of non-US issuers. The fund generally invests in developed markets but may also invest in emerging markets. Exposure to emerging markets will normally be within a range equal to the percentage of emerging markets exposure represented in the fund's benchmark, MSCI All Country
World Index ex US, plus or minus 15%, subject to a minimum exposure to emerging markets of 0% of the fund's assets. The fund invests in companies of all sizes and may invest a significant portion of its assets in smaller companies. The fund does not concentrate in any one sector. The fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, and swaps, in order to gain or hedge exposure to the fund's performance benchmark or one or more segments of the benchmark, including currency exposures. Generally, these investments are designed to complement the fund's other holdings, thereby adjusting the fund's overall exposure toward the levels desired by TAS.

The fund will generally invest in common stocks (including ADRs, GDRs, and other depositary receipts), securities of acquired funds, securities of US companies that derive more than 50% of revenues from foreign operations, futures contracts, total-return swap contracts, repurchase agreements, and forward foreign currency exchange contracts. Ordinarily, at least 80% of the fund's net assets will be invested in equity securities and at least 65% of the fund's assets will be invested in foreign equities, most of which are not denominated in US dollars.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Acquired Funds Risk. As an investor in an acquired fund, the fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, investors in such private funds, including the fund, may not benefit from the protections afforded by those laws. Investments by the fund in a private investment fund are not subject to the limitations imposed under the
Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds are generally illiquid and, if so, will be subject to the fund's 15% limitation on illiquid securities.

Credit Risk. The counterparty to an over-the-counter derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Currency Risk. A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities denominated in that currency.

Derivatives Risk. Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The performance of derivative instruments depends largely on the performance of an underlying currency, security, index or commodity and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, and may involve a small initial investment relative to the risk assumed. When used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged.

Foreign and Emerging Markets Risk. Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer, and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. These risks are intensified in the case of investments in emerging market countries, whose political, legal, economic, and social systems supporting their securities markets tend to be less developed and less stable than those of more developed nations.

Leveraging Risk. Certain transactions may give rise to a form of leverage and certain of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments.

Liquidity Risk. Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. The acquired funds and certain other instruments in which the fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons.

Market Risk. The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the fund.

Multi-Manager Risk. Multi-manager risk is the risk that TAS may not be able to
(1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Smaller Company Risk. The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk).

Risk, Lose Money	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. Calendar year total returns in the bar chart below include the entry and exit fees received by the fund; however, they do not reflect the deduction of such fees from a member's account. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tiff.org
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest (2Q 2009)          26.48%
Lowest (4Q 2008)          -21.36%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with a selected benchmark. Past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
TIFF International Equity Fund (Prospectus Summary) | TIFF International Equity Fund | TIFF International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.36%)
TIFF International Equity Fund | Benchmark Returns MSCI All country World Index ex US
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Benchmark Returns MSCI All Country World Index ex US (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF International Equity Fund | TIFF International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.75%)
Entry Fees on Purchases (as a percentage of amount invested)	ck0000916622_PurchaseFeeOverInvestment	0.0075
Management Fees	rr_ManagementFeesOverAssets	0.63%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,027
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,065
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,961
Annual Return 2001	rr_AnnualReturn2001	(17.49%)
Annual Return 2002	rr_AnnualReturn2002	(11.24%)
Annual Return 2003	rr_AnnualReturn2003	41.33%
Annual Return 2004	rr_AnnualReturn2004	22.51%
Annual Return 2005	rr_AnnualReturn2005	14.94%
Annual Return 2006	rr_AnnualReturn2006	28.74%
Annual Return 2007	rr_AnnualReturn2007	17.43%
Annual Return 2008	rr_AnnualReturn2008	(42.92%)
Annual Return 2009	rr_AnnualReturn2009	37.13%
Annual Return 2010	rr_AnnualReturn2010	12.91%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TIFF International Equity Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994

[1]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

TIFF US Equity Fund (Prospectus Summary) | TIFF US Equity Fund
TIFF US Equity Fund Summary
The fund is closed to new members and to additional investments from current members (other than reinvestments of dividends and distributions).

Investment Objective
The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

The fund's performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends) that, over a majority of market cycles, exceeds the total return of the Wilshire 5000 Total Market Index by 1%, net of expenses, on an annualized basis.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as
"exit fees" elsewhere in this prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF US Equity Fund
Redemption Fees (as a percentage of amount redeemed)	0.25%
Entry Fees on Purchases (as a percentage of amount invested)	0.0025

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		TIFF US Equity Fund
Management Fees		0.46%
Other Expenses		0.22%
Acquired Fund Fees and Expenses		0.41%
Total Annual Fund Operating Expenses	[1]	1.09%
[1]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TIFF US Equity Fund	162	399	655	1,387

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TIFF US Equity Fund	136	371	624	1,350

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for members that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies
As a "multi-manager" fund, in addition to the fund's investment advisor, TIFF
Advisory Services, Inc. ("TAS"), the fund engages independent money managers to manage a portion of the fund's assets. The fund also invests a portion of its assets in other investment funds (referred to in this prospectus as "acquired funds"), such as exchange-traded funds, open-end mutual funds and private investment funds, subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the fund's policy limiting investments in illiquid securities to no more than 15% of net assets. Allocations to money managers and acquired funds may change from time to time.

The fund pursues its objective by investing in a diversified portfolio of US equity securities in order to achieve broad exposure to all market sectors and to companies of all sizes. The fund invests primarily in common stocks and securities of acquired funds. The fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, and swaps, in order to gain or hedge exposure to the fund's performance benchmark or one or more segments of the benchmark. Generally, these investments are designed to complement the fund's other holdings, thereby adjusting the fund's overall exposures toward the levels desired by TAS. Ordinarily, the fund invests at least 80% of its net assets in US equity securities. The fund may also invest a significant portion of its assets in smaller companies.

Principal Investment Risks
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Acquired Funds Risk. As an investor in an acquired fund, the fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, investors in such private funds, including the fund, may not benefit from the protections afforded by those laws. Investments by the fund in a private investment fund are not subject to the limitations imposed under the
Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds are generally illiquid and, if so, will be subject to the fund's 15% limitation on illiquid securities.

Credit Risk. The counterparty to an over-the-counter derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Derivatives Risk. Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The performance of derivative instruments depends largely on the performance of an underlying currency, security, index or commodity and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, and may involve a small initial investment relative to the risk assumed. When used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged.

Leveraging Risk. Certain transactions may give rise to a form of leverage and the acquired funds may use leverage on a regular basis. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments.

Liquidity Risk. Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. The acquired funds and certain other instruments in which the fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons.

Market Risk. The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the fund.

Multi-Manager Risk. Multi-manager risk is the risk that TAS may not be able to
(1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Smaller Company Risk. The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk).

Fund Performance
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. Calendar year total returns in the bar chart below include the entry and exit fees received by the fund; however, they do not reflect the deduction of such fees from a member's account. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Calendar Year Total Returns

Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest (2Q 2009)          18.16%
Lowest (4Q 2008)          -21.96%

The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with a selected benchmark. Past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF US Equity Fund	TIFF US Equity Fund	13.96%	3.14%	3.50%	8.97%	May 31, 1994
TIFF US Equity Fund Benchmark Returns Wilshire 5000 Total Market Index	Benchmark Returns Wilshire 5000 Total Market Index (does not reflect fees, expenses or taxes)	17.87%	3.21%	2.66%	8.57%	May 31, 1994

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
TIFF US Equity Fund (Prospectus Summary) | TIFF US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF US Equity Fund Summary
Risk/Return, Supplement Text Block	ck0000916622_SupplementTextBlock
The fund is closed to new members and to additional investments from current members (other than reinvestments of dividends and distributions).

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

The fund's performance objective (which is non-fundamental) is to achieve a total return (price appreciation plus dividends) that, over a majority of market cycles, exceeds the total return of the Wilshire 5000 Total Market Index by 1%, net of expenses, on an annualized basis.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as
"exit fees" elsewhere in this prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for members that are subject to income or excise taxes. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a "multi-manager" fund, in addition to the fund's investment advisor, TIFF
Advisory Services, Inc. ("TAS"), the fund engages independent money managers to manage a portion of the fund's assets. The fund also invests a portion of its assets in other investment funds (referred to in this prospectus as "acquired funds"), such as exchange-traded funds, open-end mutual funds and private investment funds, subject to the limits of the Investment Company Act of 1940, as amended, and any related rules, regulations or exemptions, and the fund's policy limiting investments in illiquid securities to no more than 15% of net assets. Allocations to money managers and acquired funds may change from time to time.

The fund pursues its objective by investing in a diversified portfolio of US equity securities in order to achieve broad exposure to all market sectors and to companies of all sizes. The fund invests primarily in common stocks and securities of acquired funds. The fund may invest a significant portion of its assets in synthetic and derivative instruments, such as futures, options, and swaps, in order to gain or hedge exposure to the fund's performance benchmark or one or more segments of the benchmark. Generally, these investments are designed to complement the fund's other holdings, thereby adjusting the fund's overall exposures toward the levels desired by TAS. Ordinarily, the fund invests at least 80% of its net assets in US equity securities. The fund may also invest a significant portion of its assets in smaller companies.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Acquired Funds Risk. As an investor in an acquired fund, the fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, investors in such private funds, including the fund, may not benefit from the protections afforded by those laws. Investments by the fund in a private investment fund are not subject to the limitations imposed under the
Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds are generally illiquid and, if so, will be subject to the fund's 15% limitation on illiquid securities.

Credit Risk. The counterparty to an over-the-counter derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Derivatives Risk. Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivatives. The performance of derivative instruments depends largely on the performance of an underlying currency, security, index or commodity and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, and may involve a small initial investment relative to the risk assumed. When used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged.

Leveraging Risk. Certain transactions may give rise to a form of leverage and the acquired funds may use leverage on a regular basis. Leverage, including borrowing, may cause the fund to be more volatile than if the fund had not been leveraged. The use of derivatives may also create leveraging risk. To limit such leveraging risk, the fund observes asset segregation requirements to cover its obligations under derivative instruments.

Liquidity Risk. Certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. The acquired funds and certain other instruments in which the fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons.

Market Risk. The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the fund.

Multi-Manager Risk. Multi-manager risk is the risk that TAS may not be able to
(1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Smaller Company Risk. The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell (liquidity risk).

Risk, Lose Money	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. Calendar year total returns in the bar chart below include the entry and exit fees received by the fund; however, they do not reflect the deduction of such fees from a member's account. Therefore, a member's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees incurred. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tiff.org
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest (2Q 2009)          18.16%
Lowest (4Q 2008)          -21.96%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years and since fund inception, which reflect the deduction of entry and exit fees from a member's account, compared with a selected benchmark. Past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
TIFF US Equity Fund (Prospectus Summary) | TIFF US Equity Fund | TIFF US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
TIFF US Equity Fund | Benchmark Returns Wilshire 5000 Total Market Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Benchmark Returns Wilshire 5000 Total Market Index (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF US Equity Fund | TIFF US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(0.25%)
Entry Fees on Purchases (as a percentage of amount invested)	ck0000916622_PurchaseFeeOverInvestment	0.0025
Management Fees	rr_ManagementFeesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,387
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	136
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	371
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	624
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,350
Annual Return 2001	rr_AnnualReturn2001	(6.51%)
Annual Return 2002	rr_AnnualReturn2002	(20.61%)
Annual Return 2003	rr_AnnualReturn2003	35.24%
Annual Return 2004	rr_AnnualReturn2004	12.75%
Annual Return 2005	rr_AnnualReturn2005	6.71%
Annual Return 2006	rr_AnnualReturn2006	17.68%
Annual Return 2007	rr_AnnualReturn2007	2.84%
Annual Return 2008	rr_AnnualReturn2008	(36.39%)
Annual Return 2009	rr_AnnualReturn2009	33.03%
Annual Return 2010	rr_AnnualReturn2010	14.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TIFF US Equity Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994

[1]	Total annual fund operating expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund
TIFF Short-Term Fund Summary
Investment Objective
The fund's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in US 6-month Treasury bills.

The fund's performance objective (which is non-fundamental) is, over a majority of market cycles, to track as closely as possible, gross of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index and, net of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as
"exit fees" elsewhere in this prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF Short-Term Fund
Redemption Fees (as a percentage of amount redeemed)	none
Entry Fees on Purchases (as a percentage of amount invested)	0

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	TIFF Short-Term Fund
Management Fees	0.03%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.16%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TIFF Short-Term Fund	16	52	90	205

Portfolio Turnover
The fund pays transaction costs, such as a spread, when it buys and sells securities (or "turns over" its portfolio). Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, during the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
The fund invests principally in securities issued by the US Government, its agencies, or its instrumentalities. The fund's duration generally will not differ from the benchmark's duration by more than three months. The investment advisor, TIFF Advisory Services, Inc. ("TAS"), focuses on duration, maturity, relative valuations, and security selection. Typically, the average credit quality of the fund's portfolio is equivalent to a AAA rating by Standard &
Poor's Corporation, which may include unrated obligations that are deemed to be of equivalent quality.

Principal Investment Risks
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Credit Risk. An issuer or guarantor of a debt obligation or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Interest Rate Risk. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund's interest income to decline.

Market Risk. The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry or the market as a whole.

Fund Performance
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Calendar Year Total Returns

Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest (1Q 2001)           1.71%
Lowest (4Q 2010)            0.00%

The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years and since fund inception compare with selected benchmarks. Past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TIFF Short-Term Fund	TIFF Short-Term Fund	0.03%	2.57%	2.49%	3.76%	May 31, 1994
TIFF Short-Term Fund BofA Merrill Lynch US 6- Month Treasury Bill Index	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses or taxes)	0.37%	2.97%	2.78%	3.89%	May 31, 1994
TIFF Short-Term Fund BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points	BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)	(0.14%)	2.46%	2.27%	3.38%	May 31, 1994

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TIFF Short-Term Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in US 6-month Treasury bills.

The fund's performance objective (which is non-fundamental) is, over a majority of market cycles, to track as closely as possible, gross of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index and, net of fees and expenses, the BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The "Redemption Fees" shown in this table are referred to as
"exit fees" elsewhere in this prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as a spread, when it buys and sells securities (or "turns over" its portfolio). Because the fund holds primarily securities with maturities at the time of acquisition of one year or less, and such securities are excluded from the definition of portfolio turnover, during the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests principally in securities issued by the US Government, its agencies, or its instrumentalities. The fund's duration generally will not differ from the benchmark's duration by more than three months. The investment advisor, TIFF Advisory Services, Inc. ("TAS"), focuses on duration, maturity, relative valuations, and security selection. Typically, the average credit quality of the fund's portfolio is equivalent to a AAA rating by Standard &
Poor's Corporation, which may include unrated obligations that are deemed to be of equivalent quality.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund. Fluctuations in the market value of the securities held in the fund's portfolio could cause members'
shares, when redeemed, to be worth more or less than their original cost. The principal risks associated with the fund's primary investment policies and strategies are summarized below.

Credit Risk. An issuer or guarantor of a debt obligation or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Interest Rate Risk. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond's price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the fund's interest income to decline.

Market Risk. The market value of a security may increase or decrease over time.
Market risk may affect a single issue, an entire industry or the market as a whole.

Risk, Lose Money	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the fund, and you could lose money on an investment in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year. The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance information is available online at www.tiff.org.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below is intended to show the risks of investing in the fund by showing changes in the fund's performance from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tiff.org
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarterly Returns
(for periods shown in the bar chart)

Highest (1Q 2001)           1.71%
Lowest (4Q 2010)            0.00%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table below illustrates the changes in the fund's yearly performance and shows how the fund's average returns for one year, five years, ten years and since fund inception compare with selected benchmarks. Past performance is not necessarily an indication of how the fund will perform in the future.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
TIFF Short-Term Fund (Prospectus Summary) | TIFF Short-Term Fund | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
TIFF Short-Term Fund | BofA Merrill Lynch US 6- Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US 6-Month Treasury Bill Index minus 50 basis points (does not reflect taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994
TIFF Short-Term Fund | TIFF Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Entry Fees on Purchases (as a percentage of amount invested)	ck0000916622_PurchaseFeeOverInvestment	0
Management Fees	rr_ManagementFeesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	205
Annual Return 2001	rr_AnnualReturn2001	5.29%
Annual Return 2002	rr_AnnualReturn2002	2.11%
Annual Return 2003	rr_AnnualReturn2003	0.88%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.93%
Annual Return 2006	rr_AnnualReturn2006	4.72%
Annual Return 2007	rr_AnnualReturn2007	5.03%
Annual Return 2008	rr_AnnualReturn2008	2.97%
Annual Return 2009	rr_AnnualReturn2009	0.24%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	TIFF Short-Term Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1994